Debt Financings (Details 6) (USD $)	3 Months Ended		12 Months Ended	3 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Secured debt financing	Mar. 31, 2012 Secured debt financing	Jan. 16, 2013 Secured debt financing 2009 Aircraft Financings, Borrowings from third parties	Mar. 31, 2013 Secured debt financing 2009 Aircraft Financings, Borrowings from third parties	Mar. 20, 2013 Secured debt financing Aircraft financings June 2009	Mar. 31, 2013 Secured debt financing Aircraft financings June 2009	Feb. 29, 2012 Secured debt financing Secured credit facility, maturing on October 13, 2006	Mar. 31, 2012 Secured debt financing Secured credit facility, maturing on October 13, 2006	Mar. 31, 2012 Secured debt financing Secured term loan entered into in 2010	Mar. 31, 2012 Secured debt financing Secured term loan entered into in 2010	Dec. 31, 2012 Secured debt financing Secured term loan entered into in 2010
Debt financings
Prepayment of debt							$ 106,000,000		$ 55,400,000		$ 456,900,000	$ 750,000,000	$ 750,000,000	$ 750,000,000
Write off of unamortized deferred financing costs				2,500,000		1,700,000		800,000
Write off of unamortized deferred financing costs and deferred debt discount	$ 2,474,000	$ 20,880,000	$ 22,934,000		$ 20,900,000					$ 3,200,000		$ 17,700,000